Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.8%
Alabama 0.4%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	856,978
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,273,360
		2,130,338
Arizona 2.9%
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group:
Series B, MUNIPSA + 0.25%, 3.17% (a), 1/1/2046	1,730,000	1,703,949
Series B, Prerefunded, MUNIPSA + 0.25%, 3.17% (a), 1/1/2046	320,000	320,298
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,641,942
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,000,091
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,025,866
Series G, 144A, 5.0%, 7/1/2051	550,000	545,146
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,004,349
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,031,907
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,061,664
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,664,564
144A, 5.0%, 6/15/2049	1,030,000	1,004,274
144A, 5.0%, 6/15/2052	710,000	694,275
		14,698,325
California 7.1%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,135,000	1,091,873
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,500,000	3,779,343
Series A, 144A, 5.0%, 7/1/2051	750,000	741,211
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	5,000,000	583,886
Series B-1, 3.85%, 6/1/2050	2,225,000	2,099,558
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	2,000,000	2,019,146
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,158,416
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,258,763
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,513,495

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,219,514
4.0%, 9/1/2046	3,825,000	3,392,877
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	3,345,000	3,580,922
California, State Public Finance Authority Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2046	215,000	204,737
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,900,000	1,902,796
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,310,000	1,235,098
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2037	2,375,000	2,613,036
		35,394,671
Colorado 4.9%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,731,893
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5% 12/1/2049 (b)	2,000,000	1,334,160
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,683,998
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	6,731,576
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2037	1,695,000	1,709,297
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,046,039
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,030,000
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	414,765
Series B, AMT, 5.5%, 11/15/2042	335,000	377,133
Series B, AMT, 5.5%, 11/15/2043	335,000	375,616
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	511,924
5.0%, 12/1/2034	1,000,000	1,022,755
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,695,000	1,713,149
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	505,576
4.0%, 12/1/2051	1,590,000	1,309,883
		24,497,764
District of Columbia 2.3%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,372,073
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	1,013,650
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue:
Series B, 3.0%, 10/1/2050, INS: AGMC	1,395,000	1,073,828
Series B, 5.0%, 10/1/2047	5,600,000	5,798,107
		11,257,658
Florida 11.1%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	634,131
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044 * (c)	1,722,552	46,509
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,349,907

Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	242,443
Series A-1, 5.0%, 10/1/2033	230,000	241,644
Series A-1, 5.0%, 10/1/2034	230,000	240,783
Series A-1, 5.0%, 10/1/2035	115,000	119,803
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	186,155
Series A-1, 5.0%, 11/1/2058	295,000	295,344
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,809,524
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,160,307
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,045,383
Series A, 144A, 6.375%, 5/1/2053	800,000	818,869
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	4,860,000	5,188,075
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	1,750,000	1,815,888
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	78,039
Series B, 5.0%, 7/1/2042	80,000	83,242
Series A-1, 5.0%, 7/1/2051	70,000	71,435
Series B, 5.0%, 7/1/2051	115,000	117,357
Series A-1, 5.0%, 2/1/2057	100,000	101,527
Series B, 5.0%, 7/1/2057	120,000	121,832
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	506,290
Series A, 5.0%, 2/15/2048	1,150,000	1,146,032
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	730,507
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,856,436
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,236,284
4.0%, 10/1/2049	1,905,000	1,626,424
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,750,472
Florida, Village Community Development District No. 12, Special Assessment Revenue, 4.375%, 5/1/2050	1,890,000	1,847,685
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	1,675,000	1,303,199
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,605,000	2,721,749
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	720,000	745,675
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054 (d)	1,500,000	1,699,789
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,120,559
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,966,110
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 5.0%, 10/1/2036	1,750,000	1,916,645
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,615,476
Osceola County, FL, Transportation Revenue:
Series A2, Zero Coupon, 10/1/2049	3,400,000	975,816
Series A2, Zero Coupon, 10/1/2051	4,775,000	1,227,552
Series A2, Zero Coupon, 10/1/2054	4,570,000	1,007,741

Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	384,819
Series C, 7.625%, 5/15/2058	455,000	516,537
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	446,368
Series A, 5.5%, 11/15/2049	3,300,000	3,259,811
		55,376,173
Georgia 2.1%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,272,347
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,199,494
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,382,341
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5% 12/15/2048 (b)	1,750,000	1,419,442
		10,273,624
Illinois 5.0%
Chicago, IL, Board of Education, Series A, 6.0%, 12/1/2049	1,400,000	1,552,760
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	2,180,000	2,264,060
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053 (d)	1,665,000	1,819,016
Series A, AMT, 5.5%, 1/1/2059 (d)	665,000	722,818
Illinois, Development Finance Authority, St. Ignatius College Project, 2.9% (e), 9/6/2024, LOC: PNC Bank NA	1,500,000	1,500,000
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	2,925,000	2,873,913
Series E, 5.25%, 10/1/2052	3,645,000	3,840,431
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (c)	7,935,000	1,825,050
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,539,343
Series A, 5.0%, 12/1/2042	3,610,000	3,711,348
5.5%, 5/1/2039	1,535,000	1,686,685
5.75%, 5/1/2045	1,470,000	1,612,452
		24,947,876
Indiana 1.5%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,703,700
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	665,000	694,639
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	658,153
Series E, 6.125%, 3/1/2057	300,000	331,801
Series F, 7.75%, 3/1/2067	2,000,000	2,164,872
		7,553,165
Iowa 1.2%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	455,000	514,979
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,728,004

Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	210,000	201,614
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B-2, Zero Coupon, 6/1/2065	3,555,000	555,080
		5,999,677
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,125,000	1,125,348
Kentucky 1.7%
Kenton County, KY, Airport Board Revenue:
Series A, AMT, 5.25%, 1/1/2049	1,000,000	1,069,710
Series A, AMT, 5.25%, 1/1/2054	1,800,000	1,922,579
Kentucky, Public Energy Authority Revenue, Series B, 5.0% (a), 1/1/2055, GTY: BP Corp. North America, Inc.	3,000,000	3,260,061
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,300,936
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 4.0% (e), 9/3/2024, LOC: PNC Bank NA	920,000	920,000
		8,473,286
Louisiana 1.3%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,366
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.8% (e), 9/3/2024, LOC: Toronto-Dominion Bank	2,000,000	2,000,000
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,382,034
		6,392,400
Maryland 0.8%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AGMC	3,500,000	3,669,939
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.92% (e), 9/6/2024, LOC: PNC Bank NA	500,000	500,000
		4,169,939
Massachusetts 1.0%
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	450,000	376,049
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	90,000	89,693
Series B, AMT, 4.25%, 7/1/2044	3,800,000	3,732,492
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	870,000	763,607
		4,961,841
Michigan 1.0%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,500,000	1,291,136
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	923,153
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue:
“1", Series A, 4.0%, 6/1/2049	1,000,000	923,358
Series A2, 5.0%, 6/1/2040	1,770,000	1,878,897
		5,016,544

Minnesota 1.6%
Minnesota, Minneapolis-St Paul Metropolitan Airports Commission Revenue,, Series B, AMT, 5.25%, 1/1/2049	2,500,000	2,708,202
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	3,645,000	3,810,434
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	1,895,000	1,689,273
		8,207,909
Missouri 2.0%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,408,867
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,373,152
Series A, 5.0%, 2/1/2046	665,000	669,380
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 3.55% (e), 9/3/2024, LOC: U.S Bank NA	1,000,000	1,000,000
Series B-1, 3.9% (e), 9/3/2024, LOC: Barclays Bank PLC	300,000	300,000
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	3,875,000	3,306,682
		10,058,081
Nevada 1.6%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125% (a), 1/1/2050	1,700,000	1,716,274
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049 (d)	500,000	534,699
Series A, AMT, 5.25%, 7/1/2054 (d)	400,000	425,119
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,032,334
5.0%, 7/1/2045	1,000,000	1,018,107
5.0%, 7/1/2051	1,000,000	1,010,341
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	14,000,000	2,004,766
		7,741,640
New Hampshire 0.2%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3% (a), 6/1/2040	1,015,000	1,022,705
New Jersey 2.9%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	445,909
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	462,231
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,797,638
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040 * (c)	1,625,000	1,126,363
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,518,449
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	645,000	613,180
Series B, AMT, 3.5%, 12/1/2039	1,110,000	1,079,082
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,471,546
Series C, AMT, 5.0%, 12/1/2053	605,000	613,567

New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,120,000	1,169,601
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	2,032,189
		14,329,755
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,085,196
New York 7.1%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,081,020
Series A, 4.0%, 11/1/2050	2,500,000	2,094,464
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	4,750,000	4,096,421
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.9% (e), 9/3/2024, LOC: Barclays Bank PLC	1,840,000	1,840,000
Series E-1, 3.9% (e), 9/3/2024, LOC: Barclays Bank PLC	1,070,000	1,070,000
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,390,459
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	468,328
AMT, 4.0%, 12/1/2042	1,200,000	1,157,408
AMT, 5.375%, 8/1/2036	900,000	960,326
AMT, 5.375%, 6/30/2060	2,085,000	2,175,730
AMT, 5.5%, 6/30/2054	2,000,000	2,145,256
AMT, 6.0%, 6/30/2054	250,000	273,297
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-4C, 3.6% (e), 9/3/2024, LOC: U.S Bank NA	2,350,000	2,350,000
Series B, 3.8% (e), 9/3/2024, LOC: TD Bank NA	400,000	400,000
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	2,800,000	2,532,944
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,932,436
Series E-1, 3.0%, 11/1/2039	2,355,000	2,068,216
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,239,920
New York, NY, General Obligation, Series G-6, 3.6% (e), 9/3/2024, LOC: Mizuho Bank Ltd.	700,000	700,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (c)	2,125,000	1,275,000
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AGMC	1,000,000	1,127,862
		35,379,087
North Carolina 0.3%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	625,000	636,476
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,010,000	1,015,913
		1,652,389
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	315,000	328,633
Ohio 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
“2", Series B-3, Zero Coupon, 6/1/2057	15,000,000	1,362,983
“2", Series B-2, 5.0%, 6/1/2055	4,300,000	3,958,609

Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,231,934
Series A, 5.0%, 1/1/2052	1,000,000	966,678
Series A, 5.75%, 1/1/2053	380,000	400,512
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,597,383
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,657,836
Ohio, State Hospital Revenue, University Hospitals Health System, Inc., Series A, 3.85% (e), 9/3/2024, LOC: PNC Bank NA	400,000	400,000
		15,575,935
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,581,696
Series A, 5.5%, 8/15/2041	1,360,000	1,423,038
Series A, 5.5%, 8/15/2044	1,445,000	1,496,068
		4,500,802
Pennsylvania 2.2%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	377,000	366,879
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	904,517
5.25%, 7/1/2041	900,000	901,804
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,700,000	2,348,230
AMT, 4.125%, 6/1/2045	3,000,000	2,929,742
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 4.0%, 5/15/2043	875,000	855,668
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 132A, 3.5%, 4/1/2051	655,000	653,565
Series 145A, 6.0%, 10/1/2054	1,000,000	1,105,086
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,204
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	734,176
		10,819,871
Rhode Island 0.6%
Rhode Island, Student Loan Authority Revenue, Series A, AMT, 4.125%, 12/1/2043	3,200,000	3,128,293
South Carolina 1.1%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	930,278
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	558,179
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,748,446
Series A, 4.0%, 12/1/2052	2,160,000	2,026,302
		5,263,205
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,720,985
Tennessee 3.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 2.95% (e), 9/6/2024, LOC: U.S Bank NA	3,950,000	3,950,000

Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	935,202
Series B, AMT, 4.0%, 7/1/2054	500,000	462,781
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	1,325,000	1,354,766
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,216,035
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	634,841
Tennessee, Chattanooga Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2054	2,500,000	2,698,597
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0% 4/1/2031 (b)	750,000	700,742
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,200,000	1,278,333
		15,231,297
Texas 8.9%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,187,759
Zero Coupon, 1/1/2032	3,500,000	2,698,105
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,550,026
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	3,015,000	3,040,852
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	1,275,000	1,301,357
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,172,956
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,293,917
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	393,581
Series A, 5.0%, 10/1/2051	735,000	603,382
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	171,808
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	235,173
Series A, 5.0%, 8/1/2038	2,830,000	2,833,741
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	500,219
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	4,855,000	4,816,898
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,524,387
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,621,478
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,360,000	2,441,304
Texas, Via Metropolitan Transit Advanced Transportation District, Sales Tax Revenue, 4.0%, 8/1/2054	4,500,000	4,308,154
		44,695,097
Utah 0.8%
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,816,897

Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	2,026,005
Virginia 3.0%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,470,808
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041*	11,070,000	27,675
Series B, 2.25%, 9/1/2041 (c) (f)	7,416,000	2,595,600
144A, 3.0%, 9/1/2045 (c) (f)	2,284,000	799,400
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,409,814
144A, 5.0%, 9/1/2045	4,650,000	4,657,579
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,109,460
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,500,000	1,456,021
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	884,365
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	430,000	447,423
		14,858,145
Washington 2.0%
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	360,000	386,024
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	4,120,000	3,250,333
Series B, 3.0%, 7/1/2058	2,080,000	1,424,211
Washington, State Housing Finance Commission, Panorama Project, 3.0% (e), 9/6/2024, LOC: Wells Fargo Bank NA	1,835,000	1,835,000
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	667,389
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,360,403
Series A, 144A, 5.0%, 7/1/2053	1,125,000	858,939
		9,782,299
Wisconsin 6.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,065,437
Series B, 5.0%, 7/1/2048	1,910,000	1,569,046
Series B, 5.0%, 7/1/2053	1,875,000	1,492,224
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,360,942
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,968,297
5.0%, 7/1/2052	910,000	890,671
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	501,354
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,596,172
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	1,290,000	1,078,381
Wisconsin, Public Finance Authority, Pollution Control Revenue, Duke Energy Progress Project, Series A-2, 3.7% (a), 10/1/2046	2,700,000	2,717,682

Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	235,501
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,427
144A, Prerefunded, 4.0%, 4/1/2052	15,000	16,280
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	586,211
144A, 5.75%, 5/1/2054	3,490,000	3,105,674
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,295,738
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	971,600
		32,456,637
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	677,236
Puerto Rico 3.7%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,899,397
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,427,958
Series A1, 4.0%, 7/1/2033	1,255,987	1,246,705
Series A1, 4.0%, 7/1/2035	230,098	227,101
Series A1, 4.0%, 7/1/2037	2,007,160	1,963,668
Series A1, 4.0%, 7/1/2041	2,098,773	1,994,801
Series A1, 5.375%, 7/1/2025	142,352	143,355
Series A1, 5.625%, 7/1/2027	282,516	294,275
Series A1, 5.75%, 7/1/2031	269,953	299,109
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	6,800,000	6,748,997
Series A-1, 5.0%, 7/1/2058	1,000,000	1,004,422
		18,249,788
Other 0.5%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,300,621	2,702,991
Total Municipal Investments (Cost $501,966,077)		488,579,507

Corporate Bonds 1.0%
Consumer Discretionary
Grand Canyon University:
4.125%, 10/1/2024	3,000,000	2,932,914
5.125%, 10/1/2028	2,165,000	2,000,079
Total Corporate Bonds (Cost $5,051,812)		4,932,993

	Shares	Value ($)

Closed-End Investment Companies 1.0%
Nuveen Quality Municipal Income Fund (Cost $5,256,880)	412,000	4,956,360

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.84% (g) (Cost $21,607)	21,605	21,607

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $512,296,376)	99.8	498,490,467
Other Assets and Liabilities, Net	0.2	1,001,172
Net Assets	100.0	499,491,639
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued or delayed delivery securities included.
(e)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(f)	Security currently paying partial interest. The rate shown represents 40% of the original coupon rate.
(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$488,579,507	$—	$488,579,507
Corporate Bonds	—	4,932,993	—	4,932,993
Closed-End Investment Companies	4,956,360	—	—	4,956,360
Open-End Investment Companies	21,607	—	—	21,607
Total	$4,977,967	$493,512,500	$—	$498,490,467

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH1
R-080548-2 (1/25)